Loans and advances to customers - Maximum exposure to credit risk (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Maximum Exposure to Credit Risk	$ 1,530,693	$ 1,724,748
Maximum Exposure to Credit Risk, unsecured	900,076	1,120,927
Maximum Exposure to Credit Risk, secured	630,617	603,821
Cash Collateral Received	26,919	23,052
Collateralized by Securities	68,178	65,040
Collection Rights
Financial instruments
Other Credit Enhancements	90,584	83,544
Real Estate
Financial instruments
Other Credit Enhancements	200,815	176,841
Guarantees
Financial instruments
Other Credit Enhancements	15,039	7,073
Guarantees and loan commitments
Financial instruments
Maximum Exposure to Credit Risk	91,329
Maximum Exposure to Credit Risk, unsecured	91,329
Available lines of credit cards and non-revolving consumer loans
Financial instruments
Maximum Exposure to Credit Risk		83,645
Maximum Exposure to Credit Risk, unsecured		83,645
Financial assets at fair value through profit or loss category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	290,365	572,799
Maximum Exposure to Credit Risk, unsecured	195,268	473,908
Maximum Exposure to Credit Risk, secured	95,097	98,891
Cash Collateral Received	26,919	23,052
Collateralized by Securities	68,178	65,040
Financial assets at fair value through other comprehensive income category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	390,974	355,321
Maximum Exposure to Credit Risk, unsecured	390,974	355,321
Financial assets at amortized cost category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	758,025	712,983
Maximum Exposure to Credit Risk, unsecured	222,505	208,053
Maximum Exposure to Credit Risk, secured	535,520	504,930
Financial assets at amortized cost category | Financial assets, category | Collection Rights
Financial instruments
Other Credit Enhancements	90,584	83,544
Financial assets at amortized cost category | Financial assets, category | Real Estate
Financial instruments
Other Credit Enhancements	200,815	176,841
Financial assets at amortized cost category | Financial assets, category | Guarantees
Financial instruments
Other Credit Enhancements	15,039	7,073
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers
Financial instruments
Maximum Exposure to Credit Risk	758,025	712,983
Maximum Exposure to Credit Risk, unsecured	222,505	208,053
Maximum Exposure to Credit Risk, secured	535,520	504,930
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Collection Rights
Financial instruments
Other Credit Enhancements	90,584	83,544
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Real Estate
Financial instruments
Other Credit Enhancements	200,815	176,841
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Guarantees
Financial instruments
Other Credit Enhancements	15,039	7,073
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans
Financial instruments
Maximum Exposure to Credit Risk	350,491	346,075
Maximum Exposure to Credit Risk, unsecured	88,047	72,756
Maximum Exposure to Credit Risk, secured	262,444	273,319
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Collection Rights
Financial instruments
Other Credit Enhancements	53,290	45,694
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Real Estate
Financial instruments
Other Credit Enhancements	21,136	29,342
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Guarantees
Financial instruments
Other Credit Enhancements	15,039	7,073
Financial assets at amortized cost category | Financial assets, category | Public sector loans
Financial instruments
Maximum Exposure to Credit Risk	85,256	73,016
Maximum Exposure to Credit Risk, unsecured	27,762	21,510
Maximum Exposure to Credit Risk, secured	57,494	51,506
Financial assets at amortized cost category | Financial assets, category | Public sector loans | Collection Rights
Financial instruments
Other Credit Enhancements	34,763	34,677
Financial assets at amortized cost category | Financial assets, category | Securitized mortgage assets
Financial instruments
Maximum Exposure to Credit Risk	199,579	177,665
Maximum Exposure to Credit Risk, unsecured	2,290	5,007
Maximum Exposure to Credit Risk, secured	197,289	172,658
Financial assets at amortized cost category | Financial assets, category | Securitized mortgage assets | Collection Rights
Financial instruments
Other Credit Enhancements	2,501	3,140
Financial assets at amortized cost category | Financial assets, category | Securitized mortgage assets | Real Estate
Financial instruments
Other Credit Enhancements	161,422	140,096
Financial assets at amortized cost category | Financial assets, category | Revolving consumer credit card loans
Financial instruments
Maximum Exposure to Credit Risk	53,417	53,809
Maximum Exposure to Credit Risk, unsecured	53,417	53,809
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans
Financial instruments
Maximum Exposure to Credit Risk	69,282	62,418
Maximum Exposure to Credit Risk, unsecured	50,989	54,971
Maximum Exposure to Credit Risk, secured	18,293	7,447
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Collection Rights
Financial instruments
Other Credit Enhancements	30	33
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Real Estate
Financial instruments
Other Credit Enhancements	$ 18,257	$ 7,403